Deferred Tax Balances - Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 78	$ 67
Deferred tax liabilities	3,506	3,332
Charged/(credited) to the income statement	177	(988)	$ 387
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(893)	(756)
Deferred tax liabilities	5,284	5,221
Charged/(credited) to the income statement	213	(894)	452
Exploration expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17	14
Charged/(credited) to the income statement	(2)	(2)	(2)
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	35	23
Deferred tax liabilities	(477)	(407)
Charged/(credited) to the income statement	(78)	6	(94)
Closure and rehabilitations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	195	155
Deferred tax liabilities	(1,826)	(1,770)
Charged/(credited) to the income statement	(96)	(29)	(296)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	47	55
Deferred tax liabilities	(202)	(196)
Charged/(credited) to the income statement	2	23	4
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(9)	(23)
Charged/(credited) to the income statement	14	(9)	37
Deferred charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(31)	(55)
Deferred tax liabilities	551	522
Charged/(credited) to the income statement	5	(148)	85
Investments, including foreign tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	281	274
Deferred tax liabilities	516	411
Charged/(credited) to the income statement	96	(6)	(54)
Foreign exchange gains and losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(14)	(9)
Deferred tax liabilities	85	80
Charged/(credited) to the income statement	9	(115)	42
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	491	364
Deferred tax liabilities	(38)	(84)
Charged/(credited) to the income statement	(80)	40	37
Lease liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23	9
Deferred tax liabilities	(735)	(730)
Charged/(credited) to the income statement	(19)	45	(83)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(73)	(7)
Deferred tax liabilities	357	308
Charged/(credited) to the income statement	$ 113	$ 101	$ 259